Loss per Share	6 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Loss per Share

10 Loss per share

(a)  Basic/diluted loss per share

	Consolidated entity
	31 December	31 December
	2019	2018
	Cents	Cents
From continuing operations	(0.8)	(1.2)

(b) Reconciliation of earnings used in calculating earnings per share

	Consolidated entity
	31 December	31 December
	2019	2018
	$	$
Basic/diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
From continuing operations	(1,490,249)	(1,581,899)

(c) Weighted average number of shares used as denominator

	Consolidated entity
	2019	2018
	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	175,496,660	136,365,586

The group is currently in a loss making position and thus the impact of any potential shares is concluded as anti-dilutive which includes the group's options and Convertible Note payable and warrants. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.